RELATED PARTY TRANSACTIONS (Details) - USD ($)					3 Months Ended
	Oct. 14, 2020	Oct. 08, 2020	Sep. 17, 2020	Jul. 16, 2020	Oct. 14, 2020	Sep. 30, 2020
Repayments of outstanding balance under the promissory note						$ 400,000
Related Party Loans [Member]
Price of warrants (in dollars per share)					$ 2.00	$ 2.00
Related Party Loans [Member] | Maximum
Loans convertible into warrants					$ 2,500,000	$ 2,500,000
Sponsor
Debt Instrument, Face Amount				$ 25,000
Units issued (in shares)				2,875,000
Number of shares issued to sponsor cancelled				1
Number of shares held by sponsor			18,687,500
Number of shares held by sponsor subject to forfeiture				2,625,000
Percentage of issued and outstanding shares after the Initial Public Offering held by the sponsor				20.00%
Sponsor | Initial Public Offering
Services fee					5,000	$ 5,000
Subsequent Events | Initial Public Offering
Units issued (in shares)	80,500,000
Subsequent Events | Sponsor
Number of shares held by sponsor		20,125,000
Sponsor for monthly fee	$ 10,000
Subsequent Events | Sponsor | Initial Public Offering
Services fee	5,000
Notes Payable, Other Payables [Member] | Sponsor
Debt Instrument, Face Amount			$ 400,000	$ 300,000
Notes Payable, Other Payables [Member] | Subsequent Events | Sponsor
Due to Related Parties, Current	$ 400,000				$ 400,000
Class A ordinary shares | Sponsor
Sale of stock, price per share				$ 12.00